Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 110	$ 133
Other Liabilities, Current	(135)	(127)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(278)	(234)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(73)	(130)	(142)
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Net Accumulated Unrecognized Losses for Non-U.S. Pension Plans	2
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	(1)	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(50)	(38)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(49)	(36)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2	2
Deferred income taxes	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	2	2
Defined Benefit Plan, Accumulated Benefit Obligation	281	278
Accumulated Benefit Obligation for Funded Plans	279	276
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	281	278
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	230	240
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	281	278
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	281	278
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	230	240
Actuarial Gain from Plan Amendment	0	0
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	7
Other Liabilities, Current	(5)	(5)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(208)	(173)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(217)	(173)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(5)	(3)
Deferred income taxes	1	1
Net Amounts Recognized in Accumulated Other Comprehensive Income	(4)	(2)
Defined Benefit Plan, Accumulated Benefit Obligation	518	436
Accumulated Benefit Obligation for Funded Plans	342	270
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	201	181
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	23	13
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	215	189
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	563	199
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	351	21
Actuarial Gain from Plan Amendment	(2)	(6)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(9)	(12)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(12)	(15)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0	0
Deferred income taxes	(3)	(3)
Net Amounts Recognized in Accumulated Other Comprehensive Income	(3)	(3)
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Actuarial Gain from Plan Amendment	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(11)	(11)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(10)	(8)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2	4
Deferred income taxes	(1)	(1)
Net Amounts Recognized in Accumulated Other Comprehensive Income	1	3
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Actuarial Gain from Plan Amendment	$ (1)	$ 6